CAPITAL RESERVE (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Summary of Capital Reserve

	Six Months Ended June 30,
	2023	2022
Opening carrying amount	63,723	55,953
Share options and warrants exercised (Note 13)	13	139
Issue of ordinary shares (Note 11)	10,216	7,619
Closing carrying amount	73,952	63,711